Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41712
Entity Registrant Name	Chijet Motor Company, Inc.
Entity Central Index Key	0001957413
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 8, Beijing South Road
Entity Address, Address Line Two	Economic & Technological Development Zone
Entity Address, City or Town	Yantai
Entity Address, Country	CN
Entity Address, Postal Zip Code	264006
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	CJET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	160,707,171
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6783
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No. 8, Beijing South Road
Entity Address, Address Line Two	Economic & Technological Development Zone
Entity Address, City or Town	Yantai
Entity Address, Country	CN
Entity Address, Postal Zip Code	264006
City Area Code	+86-0535
Local Phone Number	2766221
Contact Personnel Name	Hongwei Mu